Schedule of Delinquent Participant Contributions (Tables)	12 Months Ended
Feb. 28, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Participant Contributions

Check Here if Participant Loan Repayments are Included	Contributions not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
X		$ 118,756